PROVISION FOR INCOME TAXES - Deferred Tax Assets and Liabilities - 10-K (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Accrued expenses	$ 17,523	$ 13,740
Allowance for doubtful accounts	8,247	5,919
Deferred revenue	0	910
Insurance	15,428	11,131
Intangible assets	4,073	4,353
Deferred compensation	1,202	554
Lease liability	573,227	375,669
Total deferred tax assets	619,700	412,276
Valuation allowance	(2,107)	0
Total net deferred tax assets	617,593	412,276
Cash to accrual method change	(6,125)	(12,082)
Fixed assets	(36,838)	(31,622)
Prepaid expenses	(10,802)	(6,579)
Investment in partnership	(4,904)	(5,252)
Right of use asset	(555,766)	(364,055)
Other	(1,411)	(861)
Total deferred tax liabilities	(615,846)	(420,451)
Net deferred tax assets	$ 1,747
Net deferred tax liabilities		$ (8,175)